S000093511 [Member] Investment Objectives and Goals - Northern Trust 2035 Tax-Exempt Distributing Ladder ETF	Nov. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2035.